NAD
Nuveen Quality Municipal Income Fund
Portfolio of Investments    January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 154.2% (99.2% of Total Investments)
	MUNICIPAL BONDS – 154.2% (99.2% of Total Investments)
	Alabama – 1.5% (1.0% of Total Investments)
	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A:
$5,000	5.000%, 10/01/33 – AGM Insured (AMT)	10/27 at 100.00	BBB+	$6,055,650
5,455	5.000%, 10/01/34 – AGM Insured (AMT)	10/27 at 100.00	BBB+	6,593,622
5,550	5.000%, 10/01/35 – AGM Insured (AMT)	10/27 at 100.00	BBB+	6,692,579
17,500	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	25,348,225
4,165	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	4,875,924
37,670	Total Alabama			49,566,000
	Alaska – 0.7% (0.5% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,580	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa2	1,746,880
3,400	5.000%, 1/01/25 (AMT)	No Opt. Call	Baa2	3,835,982
1,000	5.000%, 1/01/28 (AMT)	7/25 at 100.00	Baa2	1,124,730
1,075	5.000%, 1/01/29 (AMT)	7/25 at 100.00	Baa2	1,204,064
300	5.000%, 1/01/31 (AMT)	7/25 at 100.00	Baa2	332,580
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
195	4.625%, 6/01/23	2/20 at 100.00	A2	195,277
14,500	5.000%, 6/01/32	2/20 at 100.00	B3	14,520,735
22,050	Total Alaska			22,960,248
	Arizona – 3.4% (2.2% of Total Investments)
980	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	1,031,950
2,500	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39	12/24 at 100.00	A2	2,873,700
2,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA-	2,352,760
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A	1,597,116
2,500	5.000%, 7/01/32	7/22 at 100.00	A	2,673,625
2,335	5.000%, 7/01/36	7/22 at 100.00	A	2,488,643

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$11,795	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36	1/27 at 100.00	AA-	$13,303,816
9,740	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	9,903,535
3,165	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B, 5.000%, 7/01/44 (AMT)	7/29 at 100.00	A+	3,905,104
12,935	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/47 (AMT)	7/27 at 100.00	AA-	15,405,326
6,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2018, 5.000%, 7/01/48 (AMT)	7/28 at 100.00	AA-	7,249,680
7,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	10,820,880
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	A-	1,024,160
1,000	Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds, Refunding Series 2015, 4.000%, 12/01/38 – AGM Insured	12/25 at 100.00	AA	1,094,430
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	BBB+	659,885
24,765	5.000%, 12/01/37	No Opt. Call	BBB+	34,353,265
1,100	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University Project, Series 2014, 5.000%, 6/01/34 – BAM Insured	6/24 at 100.00	A2	1,258,587
705	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	3/20 at 100.00	N/R	704,936
91,510	Total Arizona			112,701,398
	Arkansas – 0.2% (0.1% of Total Investments)
4,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B	4,319,560
2,055	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 4.875%, 12/01/43	12/23 at 100.00	A1	2,287,010
6,055	Total Arkansas			6,606,570
	California – 14.9% (9.6% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds, Channing House, Series 2010, 6.000%, 5/15/30 (Pre-refunded 5/15/20)	5/20 at 100.00	AA- (4)	1,522,005
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A:
185	0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	Baa2	182,974
9,015	0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	AAA (4)	8,963,074
1,535	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series 1999A, 0.000%, 10/01/37 – NPFG Insured	No Opt. Call	A-	978,977

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
$2,945	0.000%, 9/01/27	No Opt. Call	A2	$2,600,435
7,150	0.000%, 9/01/28 – AGM Insured	No Opt. Call	A2	6,143,566
2,455	0.000%, 9/01/32 – AGM Insured	No Opt. Call	A2	1,879,499
95	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	66,485
105	0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA (4)	76,307
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4:
10,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	11,344,100
3,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	3,997,735
1,055	Brisbane School District, San Mateo County, California, General Obligation Bonds, Election 2003 Series 2005, 0.000%, 7/01/35 – AGM Insured	No Opt. Call	A2	738,500
	Byron Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2007B:
60	0.000%, 8/01/32 (ETM)	No Opt. Call	A2 (4)	48,085
1,640	0.000%, 8/01/32	No Opt. Call	A2	1,226,097
	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	A3	2,867,888
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	A3	3,297,300
2,750	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26	3/20 at 100.00	BB+	2,779,810
7,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	A+	8,391,460
22,520	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	A+	27,324,192
2,275	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42	11/27 at 100.00	A+	2,607,468
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	797,678
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
790	8.635%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	939,460
825	8.642%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	981,222
2,140	8.642%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	2,545,230
3,250	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A, 5.000%, 2/01/42	2/27 at 100.00	A-	3,910,822
5,600	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB	6,731,144
815	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	924,210

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California State, General Obligation Bonds, Various Purpose Series 2010:
$2,100	5.250%, 3/01/30	3/20 at 100.00	AA-	$2,107,413
3,000	5.500%, 3/01/40	3/20 at 100.00	AA-	3,010,710
4,250	5.250%, 11/01/40	11/20 at 100.00	AA-	4,388,210
500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/44	12/24 at 100.00	BB-	566,735
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
6,000	5.000%, 12/01/46, 144A	6/26 at 100.00	BB-	6,776,400
3,070	5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	3,498,357
5,480	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	6,515,830
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
2,640	5.750%, 7/01/30 (6)	3/20 at 100.00	N/R	2,075,806
7,230	5.500%, 7/01/39 (6)	3/20 at 100.00	N/R	5,684,877
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	Baa2	4,499,582
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured	No Opt. Call	A-	809,760
5,045	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A, 0.000%, 11/01/27 (Pre-refunded 11/01/21)	11/21 at 61.42	AA- (4)	3,051,266
1,260	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,402,947
4,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Series 2014C, 5.000%, 6/01/44	6/24 at 100.00	Aa1	4,609,720
3,010	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/25	No Opt. Call	AA+	2,831,718
3,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB	2,523,570
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
1,480	5.750%, 1/15/46	1/24 at 100.00	Baa2	1,715,394
6,480	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (4)	7,814,750
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California, General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35 (Pre-refunded 8/01/21)	8/21 at 100.00	AA (4)	1,614,075
9,930	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	A+	11,579,174
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
1,455	0.000%, 6/01/24 – AMBAC Insured	No Opt. Call	A+	1,386,571
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	Aa3	3,234,385

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	$3,144,750
5,945	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	6,231,846
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA-	1,944,425
5,000	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/24 – AGM Insured	No Opt. Call	AA	4,720,450
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2001B, 0.000%, 8/01/31 – NPFG Insured	No Opt. Call	A-	825,393
90	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/42 (AMT)	5/26 at 100.00	AA-	106,906
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
2,000	5.000%, 5/15/41 (AMT)	5/26 at 100.00	AA-	2,380,160
20,015	5.000%, 5/15/46 (AMT)	5/26 at 100.00	AA-	23,691,355
4,615	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT)	5/28 at 100.00	AA-	5,655,636
2,665	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B, 5.000%, 7/01/43	1/24 at 100.00	AA	3,038,820
15,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.000%, 7/01/41	1/21 at 100.00	Aa2	15,555,000
250	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	273,178
500	Madera County, California, Certificates of Participation, Children's Hospital Central California, Series 2010, 5.375%, 3/15/36 (Pre-refunded 3/15/20)	3/20 at 100.00	A1 (4)	502,630
6,215	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2011, 5.875%, 8/01/31	8/24 at 100.00	AA	7,503,929
5,955	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (7)	8/35 at 100.00	AA	6,214,936
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 7.000%, 11/01/34	No Opt. Call	BBB+	4,263,516
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	BBB+	3,582,326
170	Natomas Union School District, Sacramento County, California, General Obligation Refunding Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured	No Opt. Call	Baa2	176,037
12,230	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	Baa2	13,983,048
605	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (4)	625,134
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1988B, 8.200%, 9/01/23 (ETM)	No Opt. Call	AA+ (4)	16,355,403
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011, 5.500%, 5/01/32 (Pre-refunded 5/01/21)	5/21 at 100.00	AA+ (4)	2,650,650

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured (ETM)	No Opt. Call	A2 (4)	$4,620,660
6,310	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)	No Opt. Call	AA+ (4)	7,023,661
2,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA-	1,196,620
5,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (7)	8/36 at 100.00	Aa3	6,171,050
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured	No Opt. Call	A1	4,690,800
4,615	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/38	No Opt. Call	A	2,858,162
330	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/48	6/23 at 100.00	BBB	369,904
14,900	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)	5/26 at 100.00	A+	17,679,446
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D:
11,615	5.000%, 5/01/43 (AMT)	5/28 at 100.00	A+	14,202,241
12,285	5.000%, 5/01/48 (AMT)	5/28 at 100.00	A+	14,913,990
11,025	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/49 (AMT)	5/29 at 100.00	A+	13,633,846
2,000	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013C, 0.000%, 8/01/43	8/22 at 29.31	N/R	560,680
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB-	2,306,740
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
15,350	5.000%, 1/15/44	1/25 at 100.00	BBB	17,641,448
25,840	5.000%, 1/15/50	1/25 at 100.00	BBB	29,547,265
	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A:
5,000	5.000%, 3/01/41 (AMT)	3/27 at 100.00	A	5,999,900
5,000	5.000%, 3/01/47 (AMT)	3/27 at 100.00	A	5,948,600
6,660	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/43	8/25 at 38.93	A2	2,287,510
880	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (4)	934,419
2,460	Santee School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	AA	1,861,605
5,000	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43 (Pre-refunded 8/01/23)	8/23 at 100.00	AA (4)	5,742,200
1,145	Southern Kern Unified School District, Kern County, California, General Obligation Bonds, Series 2006C, 0.000%, 11/01/30 – AGM Insured	No Opt. Call	A2	926,717

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,175	Southern Kern Unified School District, Kern County, California, General Obligation Bonds, Series 2010B, 0.000%, 11/01/35 – AGM Insured	No Opt. Call	A2	$822,195
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.375%, 12/01/23 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,103,110
1,000	6.500%, 12/01/24 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,105,170
1,000	6.625%, 12/01/25 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,107,440
1,325	6.750%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,470,353
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	A+	2,206,162
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Election 2010 Series 2011A, 5.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A+ (4)	2,129,860
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B, 0.000%, 8/01/36 – AGM Insured (7)	8/31 at 100.00	AA	4,052,925
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C, 5.250%, 8/01/47 (Pre-refunded 8/01/21)	8/21 at 100.00	Aa2 (4)	4,274,560
455,845	Total California			488,377,740
	Colorado – 10.9% (7.0% of Total Investments)
3,000	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35 – BAM Insured	12/25 at 100.00	A3	3,556,950
4,195	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34	12/26 at 100.00	Aa2	4,800,506
10,000	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds, Series 2019A, 4.000%, 12/01/48	6/29 at 100.00	AA+	11,479,500
4,000	Centennial Water and Sanitation District, Douglas County, Colorado, Water and Wastewater Revenue Bonds, Series 2019, 5.000%, 12/01/43	12/28 at 100.00	AA+	5,030,320
1,775	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	1,921,881
2,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	3,338,423
1,715	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46	8/26 at 100.00	A+	1,792,329
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/44	1/24 at 100.00	A+	548,475
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014, 5.000%, 8/15/30	8/24 at 100.00	A+	1,144,510
3,915	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Refunding & Improvement Series 2016, 3.250%, 6/01/46	6/26 at 100.00	A+	4,015,067
1,250	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2012A, 4.500%, 9/01/22	No Opt. Call	A+	1,358,237

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$545	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2017, 3.625%, 9/01/31	9/27 at 100.00	A2	$607,103
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A:
1,200	4.000%, 3/01/36	3/27 at 100.00	A1	1,364,052
1,600	4.000%, 3/01/37	3/27 at 100.00	A1	1,812,208
1,120	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43	11/29 at 100.00	AA	1,282,198
2,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (4)	2,392,414
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
3,020	5.250%, 1/01/40 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	3,388,833
4,890	5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	5,487,216
4,600	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	5,078,124
8,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	9,523,740
270	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	311,791
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
2,670	5.000%, 6/01/28 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (4)	3,234,812
6,425	5.000%, 6/01/40 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (4)	7,784,144
665	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47	5/27 at 100.00	BB+	755,194
3,865	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A, 5.000%, 11/01/49	11/29 at 100.00	A+	4,736,828
3,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A, 4.000%, 1/01/37	1/30 at 100.00	AA-	3,847,338
625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 6.000%, 11/15/30 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	649,575
1,075	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	1,183,704
	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2012B:
750	4.250%, 5/15/37 (Pre-refunded 5/15/21)	5/21 at 100.00	N/R (4)	781,223
1,250	4.250%, 5/15/37	5/21 at 100.00	Aa2	1,284,888
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017C:
1,115	5.000%, 3/01/43 (Pre-refunded 3/01/28)	3/28 at 100.00	N/R (4)	1,447,114
1,660	5.000%, 3/01/43	3/28 at 100.00	AA	2,052,839
2,360	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	AA	2,672,039

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 – AGM Insured	8/24 at 100.00	A1	$3,407,940
7,250	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016, 5.000%, 8/01/46	8/26 at 100.00	A1	8,597,485
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	2,201,280
1,100	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (AMT)	11/23 at 100.00	A	1,242,967
4,515	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	5,096,080
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
20,460	5.000%, 12/01/43 (AMT)	12/28 at 100.00	A	25,075,571
30,435	5.000%, 12/01/48 (AMT)	12/28 at 100.00	A	37,035,743
1,820	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Refunding & Improvement Series 2016A, 4.000%, 8/01/46	8/26 at 100.00	AA-	1,995,339
2,005	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	BB	2,205,019
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,955	5.000%, 12/01/28	12/26 at 100.00	BBB-	3,549,014
2,000	5.000%, 12/01/29	12/26 at 100.00	BBB-	2,380,400
2,635	5.000%, 12/01/35	12/26 at 100.00	BBB-	3,079,314
1,605	5.000%, 12/01/40	12/26 at 100.00	BBB-	1,852,009
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
385	0.000%, 9/01/35	No Opt. Call	A	262,886
150	0.000%, 9/01/37	No Opt. Call	A	95,945
75	0.000%, 9/01/38	No Opt. Call	A	46,317
20	0.000%, 9/01/39	No Opt. Call	A	11,955
110	0.000%, 9/01/41	No Opt. Call	A	61,185
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	A	1,355,944
18,380	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	A	16,923,569
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
1,045	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	861,686
2,175	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	1,735,280
25,050	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	19,364,652
23,305	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	17,468,496
100	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	72,735
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	A	5,951,750

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
$385	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	$327,173
60,000	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	A	40,348,200
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
345	0.000%, 9/01/28 – NPFG Insured	9/20 at 63.99	A	219,016
13,000	0.000%, 9/01/34 – NPFG Insured	9/20 at 45.40	A	5,842,720
14,500	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	5,985,745
500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, 5.500%, 5/01/22 (AMT)	5/21 at 100.00	Baa2	526,160
4,000	Ebert Metropolitan District (In the City and County of Denver, Colorado), Limited Tax General Obligation Refunding Bonds, Series 2018A-1, 5.000%, 12/01/43 – BAM Insured	12/28 at 100.00	A2	4,993,360
1,860	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40	12/25 at 100.00	Aa2	2,064,619
	Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016:
1,565	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,783,662
2,100	5.000%, 12/01/46	12/26 at 100.00	Baa3	2,360,694
6,705	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	7,692,512
1,385	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/36 – AGM Insured	12/29 at 100.00	A	1,633,538
5,715	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (4)	5,958,345
700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A-	1,105,139
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	2,549,575
3,115	6.000%, 1/15/34	7/20 at 100.00	Baa3	3,169,855
2,615	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,661,050
1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,579,350
750	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/36 – AGM Insured	12/26 at 100.00	AA	901,830
	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016:
1,050	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	Baa2	1,265,145
1,000	4.125%, 12/01/37 – BAM Insured	12/26 at 100.00	Baa2	1,112,460

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,000	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	Baa1	$2,226,840
381,885	Total Colorado			358,901,124
	Connecticut – 1.4% (0.9% of Total Investments)
3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H, 5.000%, 7/01/24 (Pre-refunded 7/01/22) – AGM Insured	7/22 at 100.00	A2 (4)	3,770,325
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender Option Bond Trust 2016-XG0059:
1,295	14.852%, 1/01/32, 144A (IF) (5)	1/23 at 100.00	A+	1,838,939
190	14.722%, 1/01/38, 144A (IF) (5)	1/23 at 100.00	A+	267,244
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2018A:
14,775	5.000%, 1/01/34	1/28 at 100.00	A+	18,235,748
6,410	5.000%, 1/01/37	1/28 at 100.00	A+	7,850,070
6,000	5.000%, 1/01/38	1/28 at 100.00	A+	7,316,820
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (4)	2,527,350
3,565	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A, 4.000%, 4/01/39	4/22 at 100.00	AA-	3,725,461
4,999	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (8)	No Opt. Call	N/R	187,482
43,164	Total Connecticut			45,719,439
	Delaware – 0.3% (0.2% of Total Investments)
800	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project, Series 2018, 5.000%, 6/01/48	12/28 at 100.00	BBB	953,032
7,255	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	AA-	8,358,993
8,055	Total Delaware			9,312,025
	District of Columbia – 1.3% (0.8% of Total Investments)
830	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (AMT)	3/20 at 100.00	AA+	832,764
3,580	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	4,156,917
21,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/20 at 19.83	N/R	4,145,610
19,490	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/23 – AGM Insured (UB)	No Opt. Call	Aa1	21,389,496
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – NPFG Insured	No Opt. Call	AA+	9,664,019

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$1,810	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53 – AGM Insured	10/29 at 100.00	A2	$2,049,698
56,215	Total District of Columbia			42,238,504
	Florida – 9.8% (6.3% of Total Investments)
1,480	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 5.000%, 11/15/37	11/23 at 100.00	BBB	1,623,826
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A:
450	5.000%, 9/01/45	9/23 at 100.00	BBB	479,210
2,260	5.000%, 9/01/48	9/23 at 100.00	BBB	2,405,883
7,500	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/45 (AMT)	10/25 at 100.00	A+	8,773,350
6,000	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 5.000%, 10/01/49 (AMT)	10/29 at 100.00	A+	7,373,100
4,315	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 (Pre-refunded 10/01/21) – AGM Insured	10/21 at 100.00	A1 (4)	4,611,440
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A, 6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	103,101
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
12,000	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	4/20 at 105.00	N/R	12,120,000
19,000	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	4/20 at 105.00	N/R	19,213,750
4,165	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/32	4/22 at 100.00	Baa1	4,452,385
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 6.375%, 4/01/31	4/21 at 100.00	Baa1	1,210,283
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal Program, Refunding Series 2011B, 5.375%, 10/01/29 (AMT)	10/21 at 100.00	Aa3	2,140,500
	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017:
31,985	5.000%, 10/01/47 (AMT)	10/27 at 100.00	A+	38,253,100
8,565	5.000%, 10/01/52 (AMT)	10/27 at 100.00	A+	10,192,350
3,890	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Series 2016A, 5.000%, 10/01/40 (AMT)	10/26 at 100.00	AA-	4,634,313
6,020	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (AMT)	10/24 at 100.00	A+	6,872,011
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/48 (AMT)	10/28 at 100.00	AA-	6,067,300
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40	10/24 at 100.00	A+	2,650,721
10,305	Hillsborough County Aviation Authority, Florida, Tampa International Airport Customer Facility Charge Revenue Bonds, Series 2015A, 5.000%, 10/01/44	10/24 at 100.00	A3	11,838,075

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$5,000	Hillsborough County Port District, Florida, Revenue Bonds, Tampa Port Authority Project, Series 2018B, 5.000%, 6/01/46 (AMT)	6/28 at 100.00	A	$6,006,600
	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D:
2,690	5.000%, 10/01/39	4/20 at 100.00	A2	2,706,167
5,310	5.000%, 10/01/39 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (4)	5,344,568
5,075	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/35	11/24 at 100.00	A2	5,809,860
1,500	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (AMT), 144A	6/20 at 100.00	Baa2	1,513,035
9,820	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	A1	11,121,837
2,000	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017, 5.125%, 7/01/46	7/27 at 100.00	BBB-	2,050,060
2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2012A, 5.000%, 4/01/42	4/23 at 100.00	A-	3,211,426
8,070	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45	4/25 at 100.00	A-	9,264,441
12,545	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	15,003,193
1,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%, 8/01/42	8/27 at 100.00	A	1,798,155
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/29 (Pre-refunded 10/01/22) (AMT)	10/22 at 100.00	A (4)	1,102,440
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A	1,161,440
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
4,000	5.000%, 10/01/28 (Pre-refunded 10/01/20)	10/20 at 100.00	A (4)	4,108,160
7,890	5.000%, 10/01/41	10/20 at 100.00	A	8,074,310
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/35 (AMT)	10/24 at 100.00	A	5,763,250
3,410	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (AMT)	10/25 at 100.00	A	4,004,977
2,865	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37	10/22 at 100.00	A2	3,136,058
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/42	7/22 at 100.00	A1	3,251,550
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/39 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	Aa3 (4)	1,027,380
12,370	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (4)	13,706,084
4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.375%, 10/01/40	10/20 at 100.00	A2	4,116,360

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,360	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44	10/29 at 100.00	BBB-	$2,925,999
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	129,991
4,635	Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery Zone Facility Bond Series 2014B, 5.000%, 9/01/43	9/24 at 100.00	AA-	5,399,080
10,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	12,184,160
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
5,770	5.000%, 8/15/42	8/27 at 100.00	A1	6,962,024
6,040	5.000%, 8/15/47	8/27 at 100.00	A1	7,224,565
705	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/30, 144A	3/24 at 100.00	BBB+	794,359
1,500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.250%, 7/01/44	1/24 at 100.00	A-	1,676,940
700	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/29	9/22 at 100.00	A+	764,981
2,405	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	Aa2	2,637,588
14,610	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A2 (4)	16,022,787
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	74,548
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	3/20 at 100.00	N/R	1
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (7)	3/20 at 100.00	N/R	253,924
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)	3/20 at 100.00	N/R	129,370
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	3/20 at 100.00	N/R	2
750	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2020A, 4.000%, 10/15/38	10/29 at 100.00	A3	857,722
6,510	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc Project, Series 2015, 5.000%, 6/01/45	6/25 at 100.00	A-	7,505,053
287,515	Total Florida			323,839,143
	Georgia – 1.8% (1.1% of Total Investments)
1,820	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40	7/25 at 100.00	A+	2,163,325
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/32	5/25 at 100.00	AA-	5,984,100
1,520	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc, Series 1996, 5.500%, 8/15/26 – NPFG Insured	No Opt. Call	Baa2	1,740,765

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$2,000	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	$2,355,820
5,370	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	A1	6,063,535
590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2010A, 5.000%, 2/15/30	3/20 at 100.00	A	591,829
710	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2010B, 5.250%, 2/15/37	3/20 at 100.00	AA-	712,251
3,180	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/56	7/28 at 100.00	BBB+	3,741,270
1,000	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	A-	1,004,270
	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A:
1,460	5.000%, 5/15/43	5/29 at 100.00	A3	1,767,359
5,000	5.000%, 5/15/49	No Opt. Call	A3	7,163,700
425	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series 1992P, 6.250%, 7/01/20 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	433,674
3,265	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41	7/26 at 100.00	AA-	3,944,904
10,260	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	Baa3	11,431,692
5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	5,998,750
1,220	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa1	1,301,350
1,425	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	AA- (4)	1,521,914
49,245	Total Georgia			57,920,508
	Guam – 0.1% (0.1% of Total Investments)
765	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	808,184
1,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	BBB- (4)	1,804,728
1,220	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	BBB-	1,344,989
3,755	Total Guam			3,957,901
	Hawaii – 1.6% (1.0% of Total Investments)
13,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	14,530,490
6,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2017B, 4.000%, 3/01/37 (AMT)	3/27 at 100.00	Baa2	6,583,680
11,205	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A1	13,023,572
10,000	Hawaii State, Airport System Revenue Bonds, Series 2018A, 5.000%, 7/01/48 (AMT)	7/28 at 100.00	A1	12,099,800

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii (continued)
$5,000	Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%, 5/01/35	5/27 at 100.00	AA+	$5,772,300
45,205	Total Hawaii			52,009,842
	Idaho – 0.7% (0.5% of Total Investments)
5,000	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Health Group, Series 2017A, 5.000%, 12/01/47	12/27 at 100.00	AA-	6,107,350
11,205	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Health Group, Series 2017ID, 5.000%, 12/01/46	6/27 at 100.00	AA-	13,547,405
1,700	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/29	9/26 at 100.00	BB+	1,973,547
	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A:
1,155	4.750%, 9/01/26	9/22 at 100.00	A3	1,258,315
310	5.000%, 9/01/32	9/22 at 100.00	A3	339,193
19,370	Total Idaho			23,225,810
	Illinois – 17.8% (11.5% of Total Investments)
	Bensenville, Illinois, General Obligation Bonds, Series 2011A:
1,055	5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	1,118,437
1,945	5.000%, 12/15/30 (Pre-refunded 12/15/21) – AGM Insured	12/21 at 100.00	AA (4)	2,091,303
6,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	7,288,020
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	B1	1,550,835
9,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB-	11,409,413
2,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB-	2,958,192
11,295	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	14,662,604
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	BB-	9,872,600
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	BB-	9,230,253
7,140	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	BB-	6,347,460
4,325	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	BB-	3,403,429
4,235	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	BB-	3,111,116
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	BB-	14,557,350
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	BB-	9,317,700
8,845	5.500%, 12/01/26 – NPFG Insured	No Opt. Call	BB-	10,508,745
7,900	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	A3	8,407,575

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments, Series 1999A:
$1,210	5.600%, 12/20/29 (AMT)	3/20 at 100.00	AA-	$1,213,243
1,925	5.650%, 12/20/40 (AMT)	3/20 at 100.00	AA-	1,929,485
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A:
5,450	5.000%, 1/01/48 (AMT)	1/29 at 100.00	A	6,577,115
10,285	5.000%, 1/01/53 (AMT)	1/29 at 100.00	A	12,341,383
2,245	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (AMT)	1/25 at 100.00	A	2,558,671
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2017D:
11,250	5.000%, 1/01/42 (AMT)	1/27 at 100.00	A	13,274,550
3,000	5.000%, 1/01/47 (AMT)	1/27 at 100.00	A	3,513,000
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
4,115	0.000%, 1/01/33 – FGIC Insured	No Opt. Call	BBB-	2,834,206
29,600	0.000%, 1/01/38 – FGIC Insured	No Opt. Call	BBB-	16,891,536
11,675	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	14,433,569
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
4,000	5.000%, 1/01/44	1/29 at 100.00	BBB-	4,700,880
3,630	5.500%, 1/01/49	1/29 at 100.00	BBB-	4,413,536
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series 1999, 5.500%, 1/01/23 – FGIC Insured	No Opt. Call	BBB-	24,241,490
6,280	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	6,768,521
6,410	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	Baa2	8,101,150
1,500	Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%, 11/01/30 – AMBAC Insured	No Opt. Call	Baa2	1,899,180
4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47	12/27 at 100.00	A+	5,223,465
13,310	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	A2	13,701,048
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018:
4,800	5.000%, 11/15/34	11/26 at 100.00	A2	5,652,192
3,250	5.000%, 11/15/35	11/26 at 100.00	A2	3,816,475
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002RMKT:
5,000	4.450%, 11/01/36	11/25 at 102.00	A2	5,625,750
815	4.500%, 11/01/36	11/24 at 100.00	A	890,184
2,785	5.500%, 11/01/36	11/23 at 100.00	A	3,111,374

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$410	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	$438,577
13,955	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015, 5.000%, 5/01/45 (UB) (5)	5/25 at 100.00	Aa3	15,864,184
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 4.000%, 3/01/38	3/26 at 100.00	AA-	2,211,500
2,500	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/33	2/27 at 100.00	Aa2	3,060,400
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	AA+	5,439,183
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
4,750	5.000%, 9/01/39	9/24 at 100.00	AA+	5,426,685
6,000	5.000%, 9/01/42	9/24 at 100.00	AA+	6,825,600
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
100	6.000%, 5/15/39	5/20 at 100.00	A3	101,575
615	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	623,616
10,745	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A3	12,335,690
12,125	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA-	12,239,217
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A-	469,091
390	6.000%, 7/01/43	7/23 at 100.00	A-	440,131
4,250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015B, 5.000%, 11/15/39	5/25 at 100.00	A+	4,868,970
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	Baa1	643,020
3,745	5.000%, 8/15/44	8/25 at 100.00	Baa1	4,229,191
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B:
470	5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	480,124
930	5.000%, 8/15/26	8/20 at 100.00	A1	949,186
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (5)	2/21 at 100.00	AA- (4)	2,615,850
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46	10/25 at 100.00	AA-	3,543,840
11,140	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA-	11,719,948
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc, Series 2001, 5.950%, 2/20/36	2/20 at 100.00	Aa3	2,008,160

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,830	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/32 – AGM Insured	6/24 at 100.00	BBB-	$2,075,110
	Illinois State, General Obligation Bonds, February Series 2014:
3,500	5.250%, 2/01/30	2/24 at 100.00	BBB-	3,909,115
4,100	5.250%, 2/01/31	2/24 at 100.00	BBB-	4,567,687
3,200	5.250%, 2/01/32	2/24 at 100.00	BBB-	3,560,512
2,000	5.250%, 2/01/33	2/24 at 100.00	BBB-	2,221,920
1,575	5.250%, 2/01/34	2/24 at 100.00	BBB-	1,748,045
2,000	5.000%, 2/01/39	2/24 at 100.00	BBB-	2,185,160
8,250	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB-	9,479,745
1,025	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BBB-	1,082,185
450	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/39	5/24 at 100.00	BBB-	493,952
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/37	11/26 at 100.00	BBB-	1,730,475
	Illinois State, General Obligation Bonds, October Series 2016:
3,790	5.000%, 2/01/26	No Opt. Call	BBB-	4,456,396
3,510	5.000%, 2/01/28	2/27 at 100.00	BBB-	4,179,919
2,375	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB-	2,559,680
	Illinois State, General Obligation Bonds, Series 2013:
2,500	5.250%, 7/01/31	7/23 at 100.00	BBB-	2,745,500
1,520	5.500%, 7/01/38	7/23 at 100.00	BBB-	1,676,651
2,020	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 3.750%, 6/15/25	6/21 at 100.00	BBB	2,071,651
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	A1	1,534,793
4,685	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A1	5,502,392
4,435	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	A1	5,263,192
1,815	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 15.374%, 1/01/38, 144A (IF)	1/23 at 100.00	A1	2,543,305
1,875	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0052, 15.360%, 1/01/38, 144A (IF)	1/23 at 100.00	A1	2,626,613
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds, Series 2006, 0.000%, 12/01/21 – NPFG Insured	No Opt. Call	Aa2	1,950,500
1,510	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate Revenue Source Series 2011A, 5.250%, 1/01/39 – AGM Insured	1/21 at 100.00	A2	1,561,249
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured	No Opt. Call	Aa2	8,618,940
1,890	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BBB-	2,130,748
3,600	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50 (WI/DD, Settling 3/17/20)	12/29 at 100.00	BBB-	4,329,072
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53	12/25 at 100.00	BBB-	5,768,950

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57	12/27 at 100.00	BBB-	$1,744,470
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A:
2,585	5.500%, 6/15/50 (Pre-refunded 6/15/20)	6/20 at 100.00	BBB- (4)	2,627,885
8,055	5.500%, 6/15/50	6/20 at 100.00	Ba1	8,188,632
1,050	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50	6/20 at 100.00	BBB-	1,065,708
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A:
6,015	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	BBB-	5,851,091
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BBB-	11,705,855
23,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	BBB-	22,093,783
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BBB-	9,881,753
2,685	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.000%, 6/15/50	6/20 at 100.00	Ba1	2,724,657
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
155	0.000%, 12/15/23 (ETM)	No Opt. Call	N/R (4)	148,169
6,610	0.000%, 12/15/23	No Opt. Call	BBB	6,194,694
5,000	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BBB-	3,317,900
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB-	704,803
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BBB-	1,972,246
2,480	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AA+ (4)	3,012,332
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
1,550	5.250%, 6/01/21	No Opt. Call	A	1,633,530
800	6.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (4)	853,824
3,500	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured	No Opt. Call	A2	3,912,405
2,395	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	2,283,656
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,644,695
3,505	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	A2	4,034,956
	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013:
1,580	6.000%, 10/01/32	10/23 at 100.00	Baa1	1,804,502
9,625	6.250%, 10/01/38	10/23 at 100.00	Baa1	11,033,041
2,745	6.000%, 10/01/42	10/23 at 100.00	Baa1	3,115,246

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	A2	$4,683,303
561,230	Total Illinois			585,887,366
	Indiana – 2.0% (1.3% of Total Investments)
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	5,972,352
1,555	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012B, 5.000%, 2/01/28	2/22 at 100.00	A-	1,665,669
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 7.000%, 10/01/39	3/20 at 100.00	B	1,051,827
2,865	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	3,155,769
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)	3/20 at 100.00	N/R (4)	1,504,815
10,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	AA	11,325,500
7,480	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40	6/25 at 100.00	AA	8,785,559
	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A:
3,015	5.000%, 7/01/44 (AMT)	7/23 at 100.00	BBB+	3,324,038
1,420	5.000%, 7/01/48 (AMT)	7/23 at 100.00	BBB+	1,562,355
1,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 7/01/40 (AMT)	7/23 at 100.00	BBB+	1,656,645
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B, 5.000%, 12/01/37 (Pre-refunded 12/01/20)	12/20 at 100.00	AA- (4)	2,582,550
5,115	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A+	6,119,739
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	A1	2,915,385
4,500	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2012A, 4.000%, 10/01/42	10/22 at 100.00	Aa3	4,737,420
4,375	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	5,221,737
3,985	Valparaiso, Indiana, Exempt Facilties Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	4,702,420
59,790	Total Indiana			66,283,780
	Iowa – 1.3% (0.9% of Total Investments)
1,505	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	1,570,347
1,335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B-	1,484,066
1,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	2,196,582

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$1,710	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	3/20 at 104.00	B-	$1,781,221
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
24,420	5.500%, 6/01/42	3/20 at 100.00	B-	24,684,713
12,100	5.625%, 6/01/46	3/20 at 100.00	B-	12,231,164
43,060	Total Iowa			43,948,093
	Kansas – 0.2% (0.1% of Total Investments)
1,240	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Series 2011A, 5.000%, 9/01/26	9/21 at 100.00	Aa3	1,316,706
3,965	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	A	4,737,224
405	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	407,110
5,610	Total Kansas			6,461,040
	Kentucky – 1.6% (1.0% of Total Investments)
5,540	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.250%, 8/15/46	8/21 at 100.00	Baa1	5,816,058
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,000	6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (4)	2,032,460
5,500	6.500%, 3/01/45 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (4)	5,597,955
2,730	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	3,012,828
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
4,790	0.000%, 7/01/43 (7)	7/31 at 100.00	Baa3	5,515,062
3,655	0.000%, 7/01/46 (7)	7/31 at 100.00	Baa3	4,212,168
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
8,360	5.750%, 7/01/49	7/23 at 100.00	Baa3	9,419,296
585	6.000%, 7/01/53	7/23 at 100.00	Baa3	665,443
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30	6/21 at 100.00	A-	9,617,051
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011:
495	6.250%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (4)	523,096
4,505	6.250%, 3/01/31	3/21 at 100.00	Baa2	4,704,076
1,375	6.500%, 3/01/41	3/21 at 100.00	N/R	1,438,044
48,730	Total Kentucky			52,553,537

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 3.1% (2.0% of Total Investments)
$4,780	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	$5,208,766
2,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39	2/25 at 100.00	AA-	3,109,762
3,130	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	A1	3,823,139
	Lafayette Parish School Board, Louisiana, Sales Tax Revenue Bonds, Series 2018:
1,500	4.000%, 4/01/40	4/27 at 100.00	AA+	1,689,915
4,685	4.000%, 4/01/43	4/27 at 100.00	AA+	5,225,462
5,200	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/44	2/24 at 100.00	A+	5,831,488
1,380	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29	8/20 at 100.00	BBB	1,416,377
8,065	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	8,903,921
1,265	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/45	11/25 at 100.00	Baa2	1,426,452
1,830	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, 4.000%, 5/15/35	5/26 at 100.00	A3	2,013,897
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
5,000	5.000%, 5/15/42	5/27 at 100.00	A3	5,863,200
965	5.000%, 5/15/46	5/27 at 100.00	A3	1,124,312
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	4,622,537
330	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A2	368,867
14,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2015A, 4.000%, 5/01/41	5/25 at 100.00	AA-	15,309,700
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B:
6,235	5.000%, 1/01/40 (AMT)	1/25 at 100.00	A	7,112,389
6,895	5.000%, 1/01/45 (AMT)	1/25 at 100.00	A	7,834,168
4,800	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (AMT)	1/27 at 100.00	A	5,601,168
1,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/28 – AGM Insured	12/22 at 100.00	A2	1,107,270
5,350	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	BBB+	6,068,986
1,200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44	12/24 at 100.00	BBB+	1,355,328
485	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	512,601

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$5,655	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A-	$6,552,901
90,720	Total Louisiana			102,082,606
	Maine – 0.8% (0.5% of Total Investments)
2,775	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	Ba1	3,023,557
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
3,820	4.000%, 7/01/41	7/26 at 100.00	Ba1	4,054,586
2,800	4.000%, 7/01/46	7/26 at 100.00	Ba1	2,954,168
3,245	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	A+	3,929,630
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bates College, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	A+	2,215,980
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
3,000	6.750%, 7/01/36	7/21 at 100.00	Ba3	3,204,420
2,260	6.750%, 7/01/41	7/21 at 100.00	Ba3	2,407,600
1,720	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A1	1,746,127
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
1,290	5.000%, 7/01/33	7/24 at 100.00	A-	1,479,836
1,020	5.000%, 7/01/34	7/24 at 100.00	A-	1,169,206
23,930	Total Maine			26,185,110
	Maryland – 0.4% (0.2% of Total Investments)
5,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2014C, 5.000%, 7/01/44	1/25 at 100.00	AA-	5,799,200
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017, 4.000%, 7/01/42	7/27 at 100.00	A+	2,229,720
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2011, 6.000%, 7/01/25	7/21 at 100.00	BBB	480,177
1,790	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A3	2,034,908
1,070	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/28	11/24 at 103.00	BB-	1,227,322
10,310	Total Maryland			11,771,327
	Massachusetts – 1.1% (0.7% of Total Investments)
	Mass Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond Trust 2016-XG0070:
930	15.620%, 10/01/48, 144A (IF) (5)	10/23 at 100.00	AA-	1,392,991
505	15.707%, 10/01/48, 144A (IF) (5)	10/23 at 100.00	AA-	756,722
650	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	3/20 at 100.00	N/R	487,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$815	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2010, 7.625%, 10/15/37 (8)	10/20 at 100.00	N/R	$611,250
	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A:
275	5.000%, 6/01/39	6/29 at 100.00	BBB	337,832
270	4.000%, 6/01/49	6/29 at 100.00	BBB	293,125
825	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	936,730
3,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	AA-	4,235,770
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 4.500%, 1/01/45	1/25 at 100.00	Baa2	3,509,056
1,220	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 5.125%, 1/01/25	1/23 at 100.00	BBB	1,348,503
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A2	2,584,326
1,500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 4.000%, 7/01/41	7/26 at 100.00	BBB+	1,650,060
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015:
1,145	5.000%, 9/01/40	9/25 at 100.00	BBB	1,308,369
1,280	5.000%, 9/01/45	9/25 at 100.00	BBB	1,452,070
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A3	736,918
5,930	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	Aa2	6,647,649
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A2	1,048,663
6,700	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	7,047,730
32,845	Total Massachusetts			36,385,264
	Michigan – 2.3% (1.5% of Total Investments)
3,535	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A2	3,868,492
2,020	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A2	2,126,272
1,000	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	A2	1,125,940
3,665	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.500%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	AA- (4)	3,901,979
5,000	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A, 4.000%, 2/15/44	8/29 at 100.00	A1	5,708,900
1,500	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012, 5.000%, 11/15/42	11/22 at 100.00	A2	1,621,830

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	A2	$462,271
2,690	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3, 5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	A2	3,117,737
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 – NPFG Insured	7/24 at 100.00	A3	1,141,590
1,405	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49	12/29 at 100.00	AA-	1,605,732
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI:
2,500	5.000%, 12/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	2,733,450
3,670	5.000%, 12/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	4,012,705
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/31 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA (4)	2,216,020
5,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	Aa2	5,575,400
1,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.375%, 10/15/41	10/21 at 100.00	AA-	1,068,830
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/34	10/25 at 100.00	AA-	11,888,000
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	5,685,576
5,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	2/20 at 100.00	B2	5,054,300
3,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37	12/22 at 100.00	A	3,296,100
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D:
1,325	5.000%, 12/01/40	12/25 at 100.00	A	1,575,372
1,200	5.000%, 12/01/45	12/25 at 100.00	A	1,416,504
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2017B:
1,350	5.000%, 12/01/42 (AMT)	12/27 at 100.00	A	1,626,115
3,140	5.000%, 12/01/47 (AMT)	12/27 at 100.00	A	3,754,812
1,120	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/36	11/25 at 100.00	A+	1,313,928
67,725	Total Michigan			75,897,855
	Minnesota – 1.6% (1.0% of Total Investments)
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/36	8/26 at 100.00	BB+	324,434

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$2,000	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	$2,241,400
500	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/37	7/25 at 100.00	BB+	516,945
5,625	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A, 5.000%, 2/15/53	2/28 at 100.00	A-	6,725,869
3,010	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	3,383,691
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,225	5.000%, 1/01/38 (AMT)	7/29 at 100.00	A+	1,541,466
2,500	5.000%, 1/01/44 (AMT)	7/29 at 100.00	A+	3,097,025
3,500	5.000%, 1/01/49 (AMT)	7/29 at 100.00	A+	4,303,635
2,295	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46	1/27 at 100.00	AA-	2,765,613
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D:
470	5.000%, 1/01/32 (AMT)	1/27 at 100.00	A+	570,411
450	5.000%, 1/01/35 (AMT)	1/27 at 100.00	A+	542,831
580	5.000%, 1/01/37 (AMT)	1/27 at 100.00	A+	696,557
750	5.000%, 1/01/41 (AMT)	1/27 at 100.00	A+	892,200
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017:
1,460	4.000%, 3/01/41	3/27 at 100.00	Aa2	1,659,056
1,700	4.000%, 3/01/47	3/27 at 100.00	Aa2	1,912,500
2,150	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunding Series 2017, 4.000%, 3/01/48	3/27 at 100.00	Aa3	2,386,048
910	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2018A, 4.000%, 11/15/48	5/28 at 100.00	AA	1,036,863
1,520	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/50	12/24 at 100.00	BBB-	1,661,877
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A:
2,205	5.500%, 9/01/36	9/26 at 100.00	BB+	2,513,325
2,500	5.750%, 9/01/46	9/26 at 100.00	BB+	2,846,625
	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013:
500	5.000%, 5/01/33	5/23 at 100.00	N/R	523,550
1,000	5.125%, 5/01/48	5/23 at 100.00	N/R	1,030,750
2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/47	11/27 at 100.00	A2	2,402,260
400	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/26	3/20 at 102.00	N/R	408,624

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$750	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A, 5.000%, 11/15/29 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	$919,027
3,855	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41	2/27 at 100.00	AAA	4,332,712
2,000	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3 (4)	2,319,220
46,165	Total Minnesota			53,554,514
	Mississippi – 0.8% (0.5% of Total Investments)
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A:
7,500	5.000%, 9/01/36	9/26 at 100.00	BBB+	8,728,125
15,500	5.000%, 9/01/46	9/26 at 100.00	BBB+	17,603,505
23,000	Total Mississippi			26,331,630
	Missouri – 4.3% (2.8% of Total Investments)
1,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/28	8/26 at 100.00	Ba1	1,087,490
2,000	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 3.625%, 5/01/30	5/25 at 100.00	N/R	2,030,980
500	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2014A, 4.000%, 11/01/33	11/24 at 100.00	AA+	553,530
1,785	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	3/20 at 100.00	A-	1,790,266
2,600	Jackson County Center School District 58, Missouri, General Obligation Bonds, School Building Series 2019B, 4.000%, 3/01/30	3/27 at 100.00	Aa3	3,036,176
12,000	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, 5.000%, 3/01/54 (AMT)	3/29 at 100.00	A	14,524,320
400	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	418,508
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	6,171,900
5,000	0.000%, 4/15/28 – AMBAC Insured	No Opt. Call	A1	4,286,650
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	A1	4,161,500
4,470	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A, 4.000%, 1/01/42	1/28 at 100.00	AA	5,089,453
500	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 6.000%, 6/01/20	No Opt. Call	A3	507,700
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	1,034,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2016, 5.000%, 11/15/34	5/26 at 100.00	A+	$1,202,000
3,080	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	3,355,968
1,260	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	1,425,451
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,045	5.000%, 11/15/44	11/23 at 100.00	A2	1,147,514
11,090	5.000%, 11/15/48	11/23 at 100.00	A2	12,161,072
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
5,000	5.000%, 11/15/42	11/27 at 100.00	AA-	6,053,650
10,000	4.000%, 11/15/47	11/27 at 100.00	AA-	11,155,000
3,000	5.000%, 11/15/47	11/27 at 100.00	AA-	3,605,760
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2018A:
2,000	4.000%, 6/01/48	6/28 at 100.00	A+	2,226,760
3,500	5.000%, 6/01/48	6/28 at 100.00	A+	4,193,490
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A:
1,250	4.000%, 5/15/42	5/25 at 102.00	A+	1,360,137
16,750	4.000%, 5/15/48	5/25 at 102.00	A+	18,042,262
11,295	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46	2/26 at 100.00	BBB	12,824,456
400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St Louis Project, Series 2015, 3.500%, 6/15/30	6/22 at 100.00	Baa2	411,040
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A:
725	4.000%, 10/01/36	4/27 at 100.00	A1	820,997
3,510	5.000%, 10/01/42	4/27 at 100.00	A1	4,203,400
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/26 (Pre-refunded 4/01/21)	4/21 at 100.00	Baa1 (4)	3,952,010
2,000	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43	6/27 at 100.00	A2	2,392,400
1,000	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	3/20 at 100.00	N/R	1,001,240
2,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2015, 4.125%, 12/01/38	12/21 at 100.00	AA+	2,078,300
575	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	633,633
375	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	417,338

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2017, 5.000%, 9/01/48	9/27 at 100.00	BB+	$1,131,700
490	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2012, 4.250%, 7/01/29 – FGIC Insured (AMT)	7/22 at 100.00	A	518,739
129,375	Total Missouri			141,007,140
	Montana – 0.2% (0.1% of Total Investments)
3,315	Montana Facilities Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	3,994,078
2,090	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	BBB	2,414,765
5,405	Total Montana			6,408,843
	Nebraska – 0.2% (0.1% of Total Investments)
2,300	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BBB+	2,500,123
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
1,635	4.125%, 11/01/36	11/25 at 100.00	A	1,799,416
1,000	5.000%, 11/01/45	11/25 at 100.00	A	1,145,430
4,935	Total Nebraska			5,444,969
	Nevada – 1.0% (0.6% of Total Investments)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
9,000	5.000%, 6/01/32	12/24 at 100.00	AA+	10,586,880
5,000	5.000%, 6/01/39	12/24 at 100.00	AA+	5,852,800
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/42	6/22 at 100.00	AA+	2,811,510
	Nevada System of Higher Education, Community College Revenue Bonds, Series 2017:
2,400	4.000%, 7/01/41	7/27 at 100.00	AA-	2,684,880
2,000	4.000%, 7/01/47	7/27 at 100.00	AA-	2,215,600
5,000	Reno, Nevada, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2009B, 5.000%, 6/01/39 (Mandatory Put 3/25/20)	3/20 at 100.00	AA+	5,000,000
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
95	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	100,410
130	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	137,404
1,825	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	Aa2 (4)	1,930,266
28,050	Total Nevada			31,319,750
	New Hampshire – 0.4% (0.2% of Total Investments)
3,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 4.000%, 7/01/32	7/22 at 100.00	Baa1	3,657,955
4,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/35	2/28 at 100.00	A	4,928,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire (continued)
$2,445	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59	No Opt. Call	A	$3,761,339
9,945	Total New Hampshire			12,347,494
	New Jersey – 4.8% (3.1% of Total Investments)
905	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	1,008,442
5,000	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/44	11/29 at 100.00	BBB+	6,003,700
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,965	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	BBB	2,206,125
1,865	5.125%, 1/01/39 – AGM Insured (AMT)	1/24 at 100.00	BBB	2,098,740
1,585	5.125%, 7/01/42 – AGM Insured (AMT)	1/24 at 100.00	BBB	1,777,276
2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31	12/26 at 100.00	BBB+	2,424,080
6,770	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 – NPFG Insured	No Opt. Call	BBB+	8,503,865
2,825	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU, 5.000%, 6/15/30	6/24 at 100.00	BBB+	3,192,222
555	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (4)	563,852
6,030	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	7,168,886
1,480	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	3/20 at 100.00	BB+	1,485,254
8,415	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	A1	10,160,271
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	2,131,360
1,235	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	BB-	1,406,517
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
2,020	5.000%, 6/15/28	6/26 at 100.00	Baa1	2,408,890
3,340	5.000%, 6/15/29	6/26 at 100.00	Baa1	3,966,918
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26	No Opt. Call	BBB+	870,660

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
$21,120	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	BBB+	$17,453,357
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	A-	7,396,800
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	A-	14,354,400
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB+	16,194,500
30,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB+	18,669,900
7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	BBB+	7,738,648
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB+	1,067,870
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,690	5.250%, 6/15/33	6/25 at 100.00	BBB+	1,957,443
2,840	5.000%, 6/15/45	6/25 at 100.00	BBB+	3,175,631
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A:
665	4.000%, 12/15/39	12/29 at 100.00	BBB+	740,863
2,800	5.000%, 12/15/39	12/29 at 100.00	BBB+	3,409,532
2,460	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%, 1/01/34	1/28 at 100.00	A2	2,881,373
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
480	15.134%, 1/01/43 – Insured, 144A (IF) (5)	7/22 at 100.00	A2	661,526
835	15.134%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A2	1,150,780
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	A+ (4)	645,668
3,215	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/36	6/28 at 100.00	A-	3,872,628
380	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	435,605
179,375	Total New Jersey			159,183,582
	New Mexico – 0.6% (0.4% of Total Investments)
2,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010D, 5.900%, 6/01/40	6/20 at 100.00	Baa2	2,031,000
3,370	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2017A, 5.000%, 8/01/46	11/27 at 100.00	Aa3	4,038,439
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A:
1,575	5.000%, 8/01/44	8/29 at 100.00	Aa3	1,955,111
4,760	4.000%, 8/01/48	8/29 at 100.00	Aa3	5,404,361
4,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – AGM Insured	No Opt. Call	A2	5,331,484
16,290	Total New Mexico			18,760,395

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 8.4% (5.4% of Total Investments)
$6,600	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/44	No Opt. Call	B+	$2,776,422
490	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015, 5.250%, 7/01/35	7/25 at 100.00	BBB+	578,724
3,125	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A-	3,459,500
	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A:
1,680	4.125%, 5/01/42	5/25 at 100.00	A-	1,840,138
3,195	5.000%, 5/01/43	5/25 at 100.00	A-	3,664,729
600	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	717,240
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/41	3/21 at 100.00	AA+	5,562,708
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D:
15,000	4.000%, 2/15/47	2/30 at 100.00	Aa1	17,389,500
20,000	5.000%, 2/15/48	2/30 at 100.00	Aa1	25,390,800
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
135	5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (4)	141,167
2,965	5.250%, 2/15/47	2/21 at 100.00	AA-	3,089,174
990	5.750%, 2/15/47	2/21 at 100.00	AA-	1,036,728
1,610	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (4)	1,691,788
7,500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	BBB+	10,579,575
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,155	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A2	1,258,349
3,000	5.000%, 9/01/39	9/24 at 100.00	A	3,460,230
860	5.000%, 9/01/44	9/24 at 100.00	A	982,593
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018, 5.000%, 9/01/37	9/28 at 100.00	A	6,257,550
10,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A, 0.000%, 11/15/32	No Opt. Call	AA	7,633,200
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A:
285	5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	306,697
465	5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	A (4)	500,400
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/38	5/23 at 100.00	A	5,580,400

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
$500	5.750%, 10/01/37 (8)	3/20 at 100.00	N/R	$344,375
1,000	5.875%, 10/01/46 (8)	3/20 at 100.00	N/R	688,750
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/20 at 100.00	A3	4,803,406
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE:
1,150	5.375%, 6/15/43	12/20 at 100.00	AA+	1,193,666
2,250	5.375%, 6/15/43 (Pre-refunded 12/15/20)	12/20 at 100.00	N/R (4)	2,338,425
5,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46	6/23 at 100.00	AA+	6,608,590
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	Aa1	5,615,800
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40	5/26 at 100.00	Aa1	2,420,940
3,760	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43	2/27 at 100.00	Aa1	4,555,127
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/40	5/28 at 100.00	Aa1	6,224,900
5,875	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%, 11/01/47	11/29 at 100.00	Aa1	6,794,672
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	2,523,562
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	3/20 at 100.00	AA	5,017
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%, 11/15/45	11/25 at 100.00	Aa3	2,383,280
535	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B, 6.500%, 6/01/35	3/20 at 100.00	Baa1	535,439
25,170	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	28,011,945
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011:
1,560	5.000%, 11/15/44	11/21 at 100.00	A	1,658,701
4,350	5.750%, 11/15/51	11/21 at 100.00	A	4,706,178
5,260	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB-	5,505,537
3,050	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C& D Redevelopment Project, Series 2018, 5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa3	3,726,673

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
$2,000	4.000%, 7/01/35 – AGM Insured (AMT)	7/24 at 100.00	BBB	$2,198,280
10,800	5.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	12,331,440
10,000	5.000%, 7/01/46 (AMT)	7/24 at 100.00	Baa3	11,355,900
19,560	5.250%, 1/01/50 (AMT)	7/24 at 100.00	Baa3	22,350,625
1,310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/43 (AMT)	12/23 at 100.00	AA-	1,470,645
4,320	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38	12/23 at 100.00	AA-	4,930,070
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eight Series 2010:
5,000	6.500%, 12/01/28	3/20 at 100.00	BBB+	5,230,050
3,045	6.000%, 12/01/42	12/20 at 100.00	BBB+	3,170,606
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
590	5.500%, 12/01/31	12/20 at 100.00	BBB+	613,777
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB+	1,744,215
1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB-	1,218,216
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
2,835	5.000%, 1/01/29 (AMT)	1/26 at 100.00	Ba2	3,211,998
2,700	5.000%, 1/01/34 (AMT)	1/26 at 100.00	Ba2	2,988,765
9,000	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	9,254,970
250,160	Total New York			276,612,152
	North Carolina – 1.6% (1.1% of Total Investments)
12,250	Fayetteville State University, North Carolina, General Revenue Bonds, Series 2013A, 5.125%, 4/01/43	4/23 at 100.00	BBB+	13,536,985
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
3,555	5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB-	4,073,852
3,480	5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	3,917,436
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – CAPMAC Insured (ETM) (UB) (5)	No Opt. Call	Baa2 (4)	11,293,641
1,570	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/31	10/24 at 102.00	N/R	1,752,528
8,275	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49	11/29 at 100.00	AA-	9,403,214
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A:
5,000	5.000%, 10/01/27	10/22 at 100.00	A2	5,495,350
3,400	5.000%, 10/01/31	10/22 at 100.00	A2	3,712,494

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/32	1/26 at 100.00	A	$600,530
48,330	Total North Carolina			53,786,030
	North Dakota – 0.5% (0.3% of Total Investments)
675	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	738,578
6,100	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A2	6,655,039
1,875	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/32	12/21 at 100.00	Baa2	1,979,213
5,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 4.000%, 12/01/47	12/27 at 100.00	Baa2	5,255,000
700	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	757,918
14,350	Total North Dakota			15,385,748
	Ohio – 8.3% (5.4% of Total Investments)
6,250	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.250%, 11/15/46	11/26 at 100.00	Baa2	7,403,313
6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 4.000%, 8/01/36	2/28 at 100.00	A2	6,792,780
1,340	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B, 5.000%, 6/01/45	6/27 at 100.00	A+	1,605,333
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
4,940	5.125%, 6/01/24	2/20 at 100.00	C	4,964,354
4,870	5.375%, 6/01/24	2/20 at 100.00	C	4,888,603
22,830	5.875%, 6/01/30	2/20 at 100.00	C	22,943,693
11,785	5.750%, 6/01/34	2/20 at 100.00	C	11,839,093
12,645	6.000%, 6/01/42	2/20 at 100.00	B-	12,717,962
18,640	5.875%, 6/01/47	2/20 at 100.00	B-	18,720,152
10,535	6.500%, 6/01/47	2/20 at 100.00	B-	10,720,416
24,910	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa3	25,956,220
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017:
3,940	4.000%, 11/15/34	11/27 at 100.00	A	4,457,874
3,000	4.000%, 11/15/35	11/27 at 100.00	A	3,383,520
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
7,125	5.250%, 11/01/29 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	7,355,138
1,665	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	1,721,843
3,335	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	3,448,857
1,000	5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	1,035,980

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$4,795	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	$5,011,542
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB	773,490
5,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc Obligated Group Project, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	A+	5,998,150
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
1,000	5.000%, 1/01/38 (Pre-refunded 1/01/23) (5)	1/23 at 100.00	Aa3	1,118,040
16,820	5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (5)	1/23 at 100.00	Aa3 (4)	18,805,433
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
265	14.581%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	389,166
625	14.680%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	920,094
1,315	14.680%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	1,935,877
975	15.735%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	1,435,346
8,360	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2015, 5.000%, 8/15/45	8/25 at 100.00	Baa1	9,402,325
7,495	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Baa3 (4)	8,164,379
1,000	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.125%, 8/01/31	8/21 at 100.00	A2	1,054,210
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/33	2/23 at 100.00	Ba2	2,174,680
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21) (8)	No Opt. Call	N/R	3,217,500
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2011A, 5.375%, 12/01/30	12/20 at 100.00	A2	1,035,330
4,350	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series 2015A, 5.000%, 12/01/44	6/25 at 100.00	A2	4,958,739
4,165	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020A, 5.000%, 1/15/50	1/30 at 100.00	A	5,149,689
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1:
1,500	5.250%, 2/15/39	2/23 at 100.00	A+	1,673,430
10,530	5.000%, 2/15/48	2/23 at 100.00	A+	11,610,062
3,710	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Convertible Series 2013A-3, 0.000%, 2/15/36 (7)	2/31 at 100.00	A+	4,362,255
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Series 2018A:
3,375	4.000%, 2/15/38	2/28 at 100.00	A+	3,835,080
16,325	5.000%, 2/15/43	2/28 at 100.00	A+	19,992,738

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$8,510	Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2019, 5.000%, 12/01/49	12/29 at 100.00	A-	$10,318,375
725	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated Group, Refunding Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	A	794,984
252,410	Total Ohio			274,086,045
	Oklahoma – 0.4% (0.2% of Total Investments)
1,750	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26, 144A	8/21 at 100.00	N/R	1,913,975
3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.625%, 6/01/43 (AMT)	6/23 at 100.00	Baa1	3,399,360
4,985	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A, 5.000%, 6/01/45 – BAM Insured (AMT)	6/24 at 100.00	Baa1	5,628,713
1,000	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/37	11/25 at 102.00	BBB-	1,153,300
10,735	Total Oklahoma			12,095,348
	Oregon – 2.1% (1.3% of Total Investments)
2,435	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/36	6/27 at 100.00	AA+	3,026,218
4,875	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A2	5,578,901
15,440	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	A+	18,133,045
1,500	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/39	7/26 at 100.00	AA-	1,808,385
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B:
4,000	5.000%, 7/01/36 (AMT)	1/27 at 100.00	AA-	4,806,120
1,000	5.000%, 7/01/37 (AMT)	1/27 at 100.00	AA-	1,198,380
7,645	5.000%, 7/01/42 (AMT)	1/27 at 100.00	AA-	9,061,236
19,000	5.000%, 7/01/47 (AMT)	1/27 at 100.00	AA-	22,361,860
2,000	University of Oregon, General Revenue Bonds, Series 2018A, 5.000%, 4/01/48	4/28 at 100.00	AA-	2,468,100
57,895	Total Oregon			68,442,245
	Pennsylvania – 5.0% (3.2% of Total Investments)
7,500	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/47	4/28 at 100.00	A	8,991,675
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65:
1,960	5.375%, 5/01/31	5/21 at 100.00	AA-	2,065,036
2,570	5.375%, 5/01/31 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (4)	2,712,635
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
345	5.000%, 6/01/34	6/28 at 100.00	A	428,159
550	5.000%, 6/01/35	6/28 at 100.00	A	679,976

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
$3,500	5.000%, 7/01/37	7/27 at 100.00	A	$4,325,510
8,385	5.000%, 7/01/42	7/27 at 100.00	A	10,241,691
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B:
5,400	0.000%, 12/01/33	No Opt. Call	A	3,879,900
11,000	0.000%, 12/01/38	No Opt. Call	A	6,626,840
5,375	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	6,050,476
2,400	Montgomery County Higher Education and Health Authority, Pennsylvaina, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/35	9/28 at 100.00	A	3,011,016
5,210	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/43	9/28 at 100.00	A	6,399,703
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
500	4.000%, 9/01/44	9/29 at 100.00	A	565,125
165	4.000%, 9/01/49	9/29 at 100.00	A	185,102
1,665	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	1,702,130
3,430	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	3,870,961
2,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/36	11/26 at 100.00	A-	2,357,880
235	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	252,171
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (4)	408,324
5,895	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49	8/29 at 100.00	Aa3	6,766,517
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2010A1&2:
940	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	975,682
4,310	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	A2 (4)	4,475,461
16,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A3	22,146,850
4,305	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	4,978,991
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series 2014A-1, 5.000%, 12/01/38	12/24 at 100.00	A3	2,288,460

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$14,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	$18,588,275
6,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1, 5.000%, 12/01/45	12/25 at 100.00	A3	7,248,125
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-1, 5.000%, 12/01/46	12/25 at 100.00	A3	5,792,150
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	1,613,167
8,650	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	A	10,326,975
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A- (4)	1,463,774
2,350	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding & Improvement Series 2011, 5.500%, 8/01/20 (ETM)	No Opt. Call	A- (4)	2,403,275
10,000	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Series 2016, 5.000%, 8/15/38 – BAM Insured	8/25 at 100.00	AA	11,734,700
146,560	Total Pennsylvania			165,556,712
	Puerto Rico – 0.5% (0.3% of Total Investments)
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23	3/20 at 100.00	A2	4,479,740
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Refunding Series 2002D, 5.450%, 7/01/31 – AMBAC Insured	3/20 at 100.00	C	819,616
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
58	4.550%, 7/01/40	7/28 at 100.00	N/R	64,055
1,496	0.000%, 7/01/46	7/28 at 41.38	N/R	438,956
1,218	0.000%, 7/01/51	7/28 at 30.01	N/R	259,032
427	4.750%, 7/01/53	7/28 at 100.00	N/R	473,509
7,775	5.000%, 7/01/58	7/28 at 100.00	N/R	8,761,648
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
2,000	4.329%, 7/01/40	7/28 at 100.00	N/R	2,176,360
17	4.536%, 7/01/53	7/28 at 100.00	N/R	18,560
237	4.784%, 7/01/58	7/28 at 100.00	N/R	262,944
18,328	Total Puerto Rico			17,754,420
	Rhode Island – 0.5% (0.3% of Total Investments)
7,230	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Brown University, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	AA+	8,090,009
3,320	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39	5/26 at 100.00	BBB+	3,854,819

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)
$30,175	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	2/20 at 14.83	CCC-	$4,355,761
40,725	Total Rhode Island			16,300,589
	South Carolina – 4.4% (2.9% of Total Investments)
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
7,500	5.000%, 11/01/41	5/26 at 100.00	A	8,778,600
3,180	5.000%, 11/01/46	5/26 at 100.00	A	3,695,669
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
21,565	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A-	17,566,849
1,250	0.000%, 1/01/31 – AGC Insured	No Opt. Call	A3	1,000,612
4,610	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016, 5.000%, 1/01/47	1/26 at 100.00	A	5,386,047
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A:
645	5.000%, 4/01/44	4/26 at 103.00	BBB-	742,634
625	5.000%, 4/01/49	4/26 at 103.00	BBB-	715,369
1,640	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Furman University, Refunding Series 2015, 5.000%, 10/01/45	10/25 at 100.00	A1	1,923,933
1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 5.000%, 11/01/43	5/28 at 100.00	AA-	1,209,660
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	AA (4)	947,581
9,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A-	10,504,980
14,765	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	A-	16,838,006
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C:
8,900	5.000%, 12/01/39	12/24 at 100.00	A-	10,186,050
12,760	5.000%, 12/01/46	12/24 at 100.00	A-	14,476,858
5,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A-	6,154,225
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	A-	3,936,109
	South Carolina State Ports Authority, Revenue Bonds, Series 2015:
860	5.250%, 7/01/55 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A1 (4)	1,048,400
4,140	5.250%, 7/01/55 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A+ (4)	5,046,950
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
14,350	5.000%, 7/01/48 (AMT)	7/28 at 100.00	A+	17,241,525
8,000	5.000%, 7/01/55 (AMT)	7/28 at 100.00	A+	9,491,520

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$7,500	South Carolina State Ports Authority, Revenue Bonds, Series 2019A, 5.000%, 7/01/54	7/29 at 100.00	A1	$9,162,375
132,120	Total South Carolina			146,053,952
	South Dakota – 0.8% (0.5% of Total Investments)
11,320	South Dakota Board of Regents, Housing and Auxiliary Facilities System Revenue Bonds, Series 2017, 4.000%, 4/01/42	10/27 at 100.00	Aa3	12,776,431
2,685	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 4.000%, 9/01/36	9/27 at 100.00	A1	2,982,525
1,460	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A2	1,649,522
7,185	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A2	8,246,584
22,650	Total South Dakota			25,655,062
	Tennessee – 1.8% (1.2% of Total Investments)
9,460	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	10,615,350
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A:
2,000	5.000%, 7/01/36	7/28 at 100.00	Baa1	2,433,560
7,000	5.000%, 7/01/37	7/28 at 100.00	Baa1	8,473,220
3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa1 (4)	3,189,375
60	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	N/R (4)	61,081
17,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	A	19,789,020
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
3,000	5.000%, 11/01/23	11/21 at 100.00	A3	3,202,950
3,200	5.000%, 11/01/24	11/21 at 100.00	A3	3,416,480
3,400	5.000%, 11/01/25	11/21 at 100.00	A3	3,628,786
535	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	Aa1	625,907
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	BBB+	4,873,360
52,780	Total Tennessee			60,309,089
	Texas – 16.4% (10.5% of Total Investments)
8,835	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A, 5.000%, 2/15/43 – AGM Insured	2/28 at 100.00	A1	10,724,895
3,040	Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%, 11/15/44 (AMT)	11/24 at 100.00	A	3,470,555
4,500	Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%, 11/15/46 (AMT)	11/26 at 100.00	A	5,319,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$13,705	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	Aa3	$16,107,349
5,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2013A, 5.000%, 11/15/43	5/23 at 100.00	AA-	5,577,650
1,000	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014, 5.000%, 7/10/37 – BAM Insured	7/23 at 100.00	A1	1,118,430
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	A+	1,091,930
1,000	5.000%, 7/01/29	7/22 at 100.00	A+	1,091,930
5,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa1	5,541,690
	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A:
765	5.000%, 1/01/43	1/23 at 100.00	Baa1	834,768
1,100	5.000%, 1/01/43 – AGM Insured	1/23 at 100.00	A2	1,203,598
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,000	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (4)	1,045,740
3,380	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa1 (4)	3,542,240
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,600	5.000%, 1/01/35	7/25 at 100.00	Baa1	3,054,792
3,035	5.000%, 1/01/45	7/25 at 100.00	Baa1	3,512,648
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/43	8/23 at 100.00	A-	1,143,880
2,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 1/01/36 (Pre-refunded 1/01/21)	1/21 at 100.00	AA- (4)	2,594,350
8,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C, 5.125%, 11/01/43 (AMT)	11/22 at 100.00	A+	8,896,635
16,980	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2014B, 4.500%, 11/01/45 (AMT)	11/22 at 100.00	A+	18,284,913
3,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A, 5.000%, 11/01/42 (Pre-refunded 11/01/20)	11/20 at 100.00	A+ (4)	3,606,575
10,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (AMT)	11/21 at 100.00	A+	10,622,800
9,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%, 11/01/42 (AMT)	11/21 at 100.00	A+	9,560,520
200	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	221,312
6,090	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series 2013A, 5.125%, 10/01/43	10/23 at 100.00	BBB	6,753,201
9,120	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA	10,163,510
5,295	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%, 10/01/48	4/28 at 100.00	AA	6,489,552

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$4,105	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 15.857%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF) (5)	10/23 at 100.00	AA (4)	$5,984,269
2,960	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	B3	3,030,566
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015:
1,895	4.000%, 12/01/45	6/25 at 100.00	AA	2,052,114
3,480	5.000%, 12/01/45	6/25 at 100.00	AA	4,005,793
1,615	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/28	6/23 at 100.00	Baa2	1,744,410
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
510	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	244,509
1,020	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	464,559
1,255	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	542,900
3,305	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	1,357,000
4,460	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	1,732,621
6,500	0.000%, 11/15/47 – AGM Insured	11/31 at 46.45	A2	2,267,590
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
25	0.000%, 11/15/24 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	23,510
125	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	BB+	113,834
50	0.000%, 11/15/29 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	42,742
4,390	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BB+	3,439,389
105	0.000%, 11/15/30 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	87,953
625	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BB+	470,981
7,570	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	5,497,713
600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/33	11/24 at 100.00	BBB+	685,944
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/30	11/24 at 100.00	A-	1,157,270
2,305	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A, 0.000%, 11/15/20 – NPFG Insured	No Opt. Call	A2	2,285,707
7,570	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series Series 2018A, 5.000%, 7/01/41 (AMT)	7/28 at 100.00	A	9,213,977
5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)	No Opt. Call	BB	6,138,550
380	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	Ba3	427,492
4,000	Houston, Texas, Combined Utility System Revenue Bonds, First Lien Series 2011D, 5.000%, 11/15/40 (Pre-refunded 11/15/21)	11/21 at 100.00	AA (4)	4,294,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
$3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A2	$3,005,763
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	A2	3,737,857
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A	2,499,806
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A	9,320,964
	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A:
4,680	0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA+	4,536,886
12,030	0.000%, 12/01/22 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	11,689,190
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A:
8,000	4.000%, 8/15/37	8/25 at 100.00	AAA	8,892,880
2,275	5.000%, 8/15/40	8/25 at 100.00	AAA	2,685,524
4,800	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB+	4,940,928
6,500	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2016, 5.000%, 5/15/46	5/26 at 100.00	A	7,702,370
9,180	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (AMT)	No Opt. Call	A	11,675,767
2,000	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 6.125%, 12/01/38	12/25 at 100.00	B1	2,237,460
2,835	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31 (AMT), 144A	10/21 at 105.00	BB-	3,070,674
1,735	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured	4/24 at 100.00	A2	1,931,211
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
4,030	0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	5,269,991
8,470	0.000%, 9/01/45 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	12,016,982
7,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A+	8,722,070
10,260	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A+	11,312,779
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
13,355	5.000%, 1/01/33	1/25 at 100.00	A	15,669,555
1,000	5.000%, 1/01/34	1/25 at 100.00	A	1,173,400
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
355	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	363,584
4,445	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	4,552,480

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	$2,383,460
555	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A-	659,556
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
5,910	5.000%, 12/15/23	12/22 at 100.00	BBB+	6,551,531
2,050	5.000%, 12/15/26	12/22 at 100.00	BBB+	2,266,911
1,000	5.000%, 12/15/27	12/22 at 100.00	BBB+	1,103,530
12,745	5.000%, 12/15/29	12/22 at 100.00	BBB+	14,010,706
2,000	5.000%, 12/15/31	12/22 at 100.00	BBB+	2,192,140
19,735	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/50 (AMT)	12/25 at 100.00	Baa3	22,460,009
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,023,380
1,000	7.000%, 6/30/40	6/20 at 100.00	Baa3	1,022,640
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
1,335	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	1,567,704
4,040	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	4,694,278
22,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, 5.000%, 6/30/58 (AMT)	6/29 at 100.00	Baa3	26,077,260
9,430	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A3	10,213,256
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
8,335	0.000%, 8/15/36	8/24 at 59.60	A3	4,435,137
10,960	5.000%, 8/15/37	8/24 at 100.00	A3	12,672,390
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
2,100	5.000%, 8/15/33	8/24 at 100.00	Baa1	2,423,988
15,750	5.000%, 8/15/42	8/24 at 100.00	Baa1	18,001,147
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
2,285	0.000%, 8/15/21 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	2,250,725
7,715	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A3	7,576,361
2,020	0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	1,945,300
9,980	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A3	9,498,565
3,830	0.000%, 8/15/24 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	3,645,930
21,170	0.000%, 8/15/24 – AMBAC Insured	No Opt. Call	A3	19,840,312

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$16,600	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2017A, 5.000%, 10/15/42 (UB) (5)	10/27 at 100.00	AAA	$20,532,706
	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010:
60	7.000%, 11/01/30	11/20 at 100.00	BBB+	62,159
905	7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	944,793
1,550	West Harris County Regional Water Authority, Texas, Water System Revenue Bonds, Refunding Series 2019C, 4.000%, 12/15/45	12/29 at 100.00	A1	1,787,879
450	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (AMT)	3/20 at 100.00	CC	451,656
506,095	Total Texas			538,184,266
	Utah – 1.5% (1.0% of Total Investments)
27,055	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/47 (AMT)	7/27 at 100.00	A2	32,161,090
4,500	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/48 (AMT)	7/28 at 100.00	A2	5,429,610
5,795	Utah Charter School Finance Authority, Charter School Revenue Bonds, Hawthorn Academy Project, Series 2016, 5.000%, 10/15/46	4/26 at 100.00	AA	6,710,610
2,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2012, 5.000%, 5/15/43	5/21 at 100.00	AA+	2,090,520
	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012:
1,665	5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (4)	1,823,058
2,445	5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	A+ (4)	2,680,136
43,460	Total Utah			50,895,024
	Virginia – 3.2% (2.1% of Total Investments)
895	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006, 5.000%, 9/01/26	3/20 at 100.00	BB-	895,304
515	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (7)	7/28 at 100.00	BBB	529,482
1,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	Aa2	1,122,450
1,000	Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, FHA-Insured Mortgage - Cedar Ridge Project, Series 2007, 4.850%, 10/01/48 (AMT)	3/20 at 100.00	AA+	1,005,020
12,000	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A, 5.000%, 7/01/52	1/28 at 100.00	AA	14,680,920
2,400	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (4)	2,663,784
6,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/44	10/29 at 100.00	Baa2	6,869,640

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$5,625	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	Baa1	$6,013,969
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	A3	1,306,000
5,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	A3	6,537,600
5,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 10/01/39	10/20 at 100.00	AA-	5,135,200
4,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2013A, 5.000%, 10/01/30 (AMT)	10/23 at 100.00	AA-	5,081,580
	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B:
2,000	4.000%, 11/01/33	11/22 at 100.00	AA-	2,135,260
3,000	5.000%, 11/01/46	11/22 at 100.00	AA-	3,244,530
6,115	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	2/20 at 100.00	B-	6,171,869
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
8,100	5.000%, 12/31/49 (AMT)	6/27 at 100.00	Baa3	9,437,229
7,355	5.000%, 12/31/52 (AMT)	6/27 at 100.00	Baa3	8,553,056
4,535	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	4,819,163
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,670	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	4,049,955
14,930	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	16,214,876
95,640	Total Virginia			106,466,887
	Washington – 3.1% (2.0% of Total Investments)
2,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2014A, 5.000%, 7/01/40	7/24 at 100.00	AA-	2,304,400
2,375	Grant County Public Utility District 2, Washington, Revenue Bonds, Priest Rapids Hydroelectric Project, Refunding Series 2015A, 5.000%, 1/01/41	1/26 at 100.00	Aa3	2,798,700
2,270	Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/46	6/26 at 100.00	A2	2,671,767
14,955	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, 5.000%, 5/01/42 (AMT)	5/27 at 100.00	A+	17,810,059
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A:
6,000	5.000%, 5/01/36 (AMT)	5/27 at 100.00	A+	7,248,300
4,515	5.000%, 5/01/43 (AMT)	5/27 at 100.00	A+	5,367,342
1,145	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%, 4/01/44 (AMT)	4/29 at 100.00	A+	1,404,789

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$10,000	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2013A, 5.000%, 5/01/43	6/23 at 100.00	A	$11,057,200
5,195	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	5,392,202
1,590	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	1,707,119
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	AA-	4,396,280
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42	10/22 at 100.00	Aa2	1,091,370
11,500	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2015A, 5.000%, 10/01/45 (UB)	4/25 at 100.00	Aa2	13,164,165
320	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	336,685
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%, 6/01/24 – NPFG Insured	No Opt. Call	AA+	6,193,908
18,470	Washington, General Obligation Compound Interest Bonds, Series 1999S-3, 0.000%, 1/01/21	No Opt. Call	AA+	18,315,037
91,815	Total Washington			101,259,323
	West Virginia – 0.9% (0.6% of Total Investments)
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc, Series 2008, 6.500%, 10/01/38 (8)	2/20 at 100.00	N/R	550,000
7,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44	6/23 at 100.00	A	7,811,790
15,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Series 2018A, 5.000%, 6/01/52	6/28 at 100.00	A	17,779,650
2,000	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A	2,378,080
25,000	Total West Virginia			28,519,520

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 1.7% (1.1% of Total Investments)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$34	0.000%, 1/01/47, 144A	No Opt. Call	N/R	$1,190
30	0.000%, 1/01/48, 144A	No Opt. Call	N/R	1,045
29	0.000%, 1/01/49, 144A	No Opt. Call	N/R	1,026
29	0.000%, 1/01/50, 144A	No Opt. Call	N/R	972
28	0.000%, 1/01/51, 144A	No Opt. Call	N/R	956
36	0.000%, 1/01/52, 144A	No Opt. Call	N/R	1,216
36	0.000%, 1/01/53, 144A	No Opt. Call	N/R	1,200
35	0.000%, 1/01/54, 144A	No Opt. Call	N/R	1,148
34	0.000%, 1/01/55, 144A	No Opt. Call	N/R	1,120
33	0.000%, 1/01/56, 144A	No Opt. Call	N/R	1,098
1,669	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	1,617,441
37	0.000%, 1/01/57, 144A	No Opt. Call	N/R	1,203
36	0.000%, 1/01/58, 144A	No Opt. Call	N/R	1,165
35	0.000%, 1/01/59, 144A	No Opt. Call	N/R	1,133
34	0.000%, 1/01/60, 144A	No Opt. Call	N/R	1,093
34	0.000%, 1/01/61, 144A	No Opt. Call	N/R	1,065
33	0.000%, 1/01/62, 144A	No Opt. Call	N/R	1,026
32	0.000%, 1/01/63, 144A	No Opt. Call	N/R	999
31	0.000%, 1/01/64, 144A	No Opt. Call	N/R	976
31	0.000%, 1/01/65, 144A	No Opt. Call	N/R	945
33	0.000%, 1/01/66, 144A	No Opt. Call	N/R	984
401	0.000%, 1/01/67, 144A	No Opt. Call	N/R	11,183

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$59	0.000%, 1/01/46, 144A	No Opt. Call	N/R	$2,110
59	0.000%, 1/01/47, 144A	No Opt. Call	N/R	2,039
58	0.000%, 1/01/48, 144A	No Opt. Call	N/R	2,034
58	0.000%, 1/01/49, 144A	No Opt. Call	N/R	2,015
57	0.000%, 1/01/50, 144A	No Opt. Call	N/R	1,943
62	0.000%, 1/01/51, 144A	No Opt. Call	N/R	2,131
1,607	3.750%, 7/01/51, 144A	3/28 at 100.00	N/R	1,436,776
62	0.000%, 1/01/52, 144A	No Opt. Call	N/R	2,072
61	0.000%, 1/01/53, 144A	No Opt. Call	N/R	2,043
61	0.000%, 1/01/54, 144A	No Opt. Call	N/R	2,010
60	0.000%, 1/01/55, 144A	No Opt. Call	N/R	1,973
59	0.000%, 1/01/56, 144A	No Opt. Call	N/R	1,949
59	0.000%, 1/01/57, 144A	No Opt. Call	N/R	1,914
58	0.000%, 1/01/58, 144A	No Opt. Call	N/R	1,876
57	0.000%, 1/01/59, 144A	No Opt. Call	N/R	1,861
57	0.000%, 1/01/60, 144A	No Opt. Call	N/R	1,819
56	0.000%, 1/01/61, 144A	No Opt. Call	N/R	1,771
56	0.000%, 1/01/62, 144A	No Opt. Call	N/R	1,744
55	0.000%, 1/01/63, 144A	No Opt. Call	N/R	1,710
54	0.000%, 1/01/64, 144A	No Opt. Call	N/R	1,695
54	0.000%, 1/01/65, 144A	No Opt. Call	N/R	1,653
53	0.000%, 1/01/66, 144A	No Opt. Call	N/R	1,574
693	0.000%, 1/01/67, 144A	No Opt. Call	N/R	19,335
880	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)	11/24 at 100.00	N/R	974,662
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc, Series 2013B, 5.000%, 7/01/36 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (4)	5,670,300
1,035	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc, Series 2010B, 5.125%, 4/01/36	4/20 at 100.00	A	1,041,852
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/32	2/22 at 100.00	A-	1,336,713
2,750	Wisconsin Health and Educational Facilities Authority, Revenues Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A1	2,906,475
10,225	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, 4.500%, 11/15/39	5/26 at 100.00	Aa2	11,822,247
1,685	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Beloit Health System, Inc, Series 2016, 4.000%, 7/01/46	7/26 at 100.00	A	1,810,263
4,220	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin, Inc, Series 2017, 4.000%, 8/15/42	8/27 at 100.00	Aa3	4,674,030

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A:
$12,440	5.000%, 2/15/42	2/26 at 100.00	A-	$14,356,133
6,000	5.000%, 2/15/46	2/26 at 100.00	A-	6,885,600
51,730	Total Wisconsin			54,624,506
$4,754,812	Total Municipal Bonds (cost $4,525,047,441)			5,071,137,465

Shares	Description (1), (9)	Value
	INVESTMENT COMPANIES – 0.0% (0.0% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc	$153,946
32,524	Invesco Quality Municipal Income Trust	420,860
	Total Investment Companies (cost $530,611)	574,806
	Total Long-Term Investments (cost $4,525,578,052)	5,071,712,271

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.2% (0.8% of Total Investments)
	MUNICIPAL BONDS – 1.2% (0.8% of Total Investments)
	Arizona – 0.2% (0.1% of Total Investments)
$6,580	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Variable Rate Demand Obligations, Series 2015C, 1.180%, 1/01/46 (10)	1/20 at 100.00	A-1	$6,580,000
	Colorado – 0.1% (0.1% of Total Investments)
4,970	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Variable Rate Demand Obligations, Class I Adjustable Rate Series 2002B-3 Remarketed, 0.890%, 11/01/21 (10)	2/20 at 100.00	A-1	4,970,000
	Illinois – 0.3% (0.2% of Total Investments)
8,300	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Variable Rate Demand Obligations, Third Lien Series 2005D, 0.930%, 1/01/35 (10)	1/20 at 100.00	A-1	8,300,000
	Missouri – 0.0% (0.0% of Total Investments)
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Variable Rate Demand Obligations, Series 2008D, 1.100%, 5/15/38 (10)	1/20 at 100.00	VMIG1	1,000,000
	Texas – 0.4% (0.3% of Total Investments)
12,000	Lower Neches Valley Authority, Texas, Industrial Development Corporation Exempt Facilities Revenue Bonds, Exxon Mobil Project, Series 2001B Variable Rate Demand Obligations, 1.220%, 12/01/39 (AMT) (10)	1/20 at 100.00	A-1+	12,000,000

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	West Virginia – 0.2% (0.1% of Total Investments)
$6,380	Wood County Commission, West Virginia, Solid Waste Disposal Revenue Bonds, Waste Management of West Virginia, Variable Rate Demand Series 2003A, 0.950%, 4/01/24 (AMT) (10)	2/20 at 100.00	A-1+	$6,380,000
$39,230	Total Short-Term Investments (cost $39,230,000)			39,230,000
	Total Investments (cost $4,564,808,052) – 155.4%			5,110,942,271
	Floating Rate Obligations – (2.4)%			(80,270,000)
	MuniFund Preferred Shares, net of deferred offering costs – (18.5)% (11)			(606,676,284)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (16.6)% (12)			(545,083,572)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (19.2)% (13)			(629,943,080)
	Other Assets Less Liabilities – 1.3%			39,193,761
	Net Assets Applicable to Common Shares – 100%			$3,288,163,096
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$5,063,376,782	$7,760,683	$5,071,137,465
Investment Companies	574,806	—	—	574,806
Short-Term Investments:
Municipal Bonds	—	39,230,000	—	39,230,000
Total	$574,806	$5,102,606,782	$7,760,683	$5,110,942,271

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(11)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.9%.
(12)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.7%.
(13)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.3%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.